Note 30 - Contingent Liability - Estimates of Amounts of Possible Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 60,520.0	R$ 52,450.5
IRPJ and CSLL tax contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	31,757.3	28,934.8
PIS and COFINS tax contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	3,485.2	1,971.1
ICMS and IPI contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	19,805.5	16,046.9
Labor contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	287.1	222.0
Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	4,071.5	4,417.6
Other contingent liabilities [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 1,113.4	R$ 858.1